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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, MA		02110
(Address of principal executive offices)		(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2015

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Real Estate Equity Fund

March 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.5%
CONSUMER DISCRETIONARY 2.8%
Hotels, Restaurants & Leisure 2.0%
Hilton Worldwide Holdings, Inc. (a)	408,200	$12,090,884
Multiline Retail 0.8%
Hudson’s Bay Co.	215,400	4,459,191
TOTAL CONSUMER DISCRETIONARY		16,550,075
FINANCIALS 96.7%
Real Estate Investment Trusts (REITs) 96.7%
Diversified REITs 7.6%
Cousins Properties, Inc.	1,370,500	14,527,300
Duke Realty Corp.	1,406,700	30,623,859
Total		45,151,159
Health Care REITs 4.7%
Healthcare Trust of America, Inc., Class A	559,150	15,577,919
Sabra Health Care REIT, Inc.	93,900	3,112,785
Ventas, Inc.	128,474	9,381,171
Total		28,071,875
Hotel & Resort REITs 7.1%
Host Hotels & Resorts, Inc.	795,856	16,060,374
RLJ Lodging Trust	532,600	16,675,706
Sunstone Hotel Investors, Inc.	572,878	9,549,876
Total		42,285,956
Industrial REITs 5.9%
EastGroup Properties, Inc.	88,200	5,304,348
First Industrial Realty Trust, Inc.	874,900	18,749,107
ProLogis, Inc.	260,969	11,367,810
Total		35,421,265
Office REITs 21.6%
Alexandria Real Estate Equities, Inc.	284,300	27,872,772
Boston Properties, Inc.	52,700	7,403,296
Brandywine Realty Trust	272,800	4,359,344
Coresite Realty Corp.	105,800	5,150,344
Digital Realty Trust, Inc.	271,900	17,934,524
Highwoods Properties, Inc.	370,800	16,975,224
Kilroy Realty Corp.	103,100	7,853,127
SL Green Realty Corp.	219,300	28,153,734
Vornado Realty Trust	117,600	13,171,200
Total		128,873,565

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (continued)
Residentials REITs 14.3%
Apartment Investment & Management Co., Class A	224,500	$8,836,320
AvalonBay Communities, Inc.	73,079	12,734,016
Education Realty Trust, Inc.	87,366	3,091,009
Equity LifeStyle Properties, Inc.	429,600	23,606,520
Equity Residential	178,400	13,890,224
Essex Property Trust, Inc.	86,700	19,932,330
Sun Communities, Inc.	49,700	3,315,984
Total		85,406,403
Retail REITs 22.2%
Brixmor Property Group, Inc.	257,900	6,847,245
General Growth Properties, Inc.	896,400	26,488,620
Ramco-Gershenson Properties Trust	319,200	5,937,120
Retail Properties of America, Inc., Class A	558,000	8,944,740
Simon Property Group, Inc.	374,054	73,179,924
Tanger Factory Outlet Centers, Inc.	206,800	7,273,156
Taubman Centers, Inc.	52,200	4,026,186
Total		132,696,991
Specialized REITs 13.3%
American Tower Corp.	88,400	8,322,860
CubeSmart	301,970	7,292,576
Extra Space Storage, Inc.	144,900	9,790,893
Geo Group, Inc. (The)	141,700	6,197,958
Public Storage	192,359	37,921,653
Sovran Self Storage, Inc.	107,300	10,079,762
Total		79,605,702
TOTAL REAL ESTATE INVESTMENT TRUSTS (REITS)		577,512,916
TOTAL FINANCIALS		577,512,916
Total Common Stocks (Cost: $416,154,877)		$594,062,991

	Shares	Value

Money Market Funds 1.1%
Columbia Short-Term Cash Fund, 0.123% (b)(c)	6,428,894	$6,428,894
Total Money Market Funds (Cost: $6,428,894)		$6,428,894
Total Investments (Cost: $422,583,771) (d)		$600,491,885(e)
Other Assets & Liabilities, Net		(3,700,099)
Net Assets		$596,791,786

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2015.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	15,052,887	31,165,346	(39,789,339)	6,428,894	2,983	6,428,894

(d)

At March 31, 2015, the cost of securities for federal income tax purposes was approximately $422,584,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$179,592,000
Unrealized Depreciation	(1,684,000)
Net Unrealized Appreciation	$177,908,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•             Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•             Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	16,550,075	—	—	16,550,075
Financials	577,512,916	—	—	577,512,916
Total Equity Securities	594,062,991	—	—	594,062,991
Mutual Funds
Money Market Funds	6,428,894	—	—	6,428,894
Total Mutual Funds	6,428,894	—	—	6,428,894
Total	600,491,885	—	—	600,491,885

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	May 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	May 22, 2015

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	May 22, 2015